3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Disaggregation of revenue
	Twelve Months Ended
	December 31,
	2018	2017
Facilitation Fee	658,686	231,709
Interest income	194,855	310,289
Service charges	19,396	201,386
Property lease and management	75,006	58,474
Hotel revenue	137,020	133,747
Debt assignment income	203,409	15,646
Other income	123,644	72,600
Total revenues	1,412,016	1,023,851

	Twelve Months Ended
	December 31,
	2018	2017
Revenue recognized over time	269,861	368,763
Revenue recognized at a point in time	1,142,155	655,088
Total revenues	1,412,016	1,023,851

Contract liabilities
Advance from
Customers
RMB (’000)
Balance as of January 1, 2018	15,907
Revenue recognized from beginning contract liability balance	(11,843)
Advances received from customers related to unsatisfied performance obligations	12,637
Balance as of December 31, 2018	16,701

Schedule of earnings per share calculation
	Year ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Net income/(loss)	274,801	(8,382)	(12,270)
Weighted average number of common shares outstanding – Basic	48,604,738	47,271,473	47,113,656
Stock options	—	—	—
Weighted average number of common shares outstanding – Diluted	50,456,098	47,271,473	47,113,656
Loss per share
Basic	5.65	(0.18)	(0.26)
Diluted	5.45	(0.18)	(0.26)